Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
In recent years, we have not granted stock options, stock appreciation rights or similar instruments with option-like features to our employees. We therefore (i) do not grant, and have not granted, such instruments in anticipation of the release of material nonpublic information, (ii) do not time, and have not timed, the release of material nonpublic information based on grant dates of such instruments or for the purpose of affecting the value of executive compensation and (iii) do not take, and have not taken, material nonpublic information into account when determining the timing and terms of such instruments. As options, stock appreciation rights or similar instruments with option-like features have not been an element of employee compensation in recent years, we do not have a formal policy with respect to the timing of grants thereof, and we did not grant options, stock appreciation rights or similar instruments with option-like features in 2024.

Award Timing Method
In recent years, we have not granted stock options, stock appreciation rights or similar instruments with option-like features to our employees. We therefore (i) do not grant, and have not granted, such instruments in anticipation of the release of material nonpublic information, (ii) do not time, and have not timed, the release of material nonpublic information based on grant dates of such instruments or for the purpose of affecting the value of executive compensation and (iii) do not take, and have not taken, material nonpublic information into account when determining the timing and terms of such instruments. As options, stock appreciation rights or similar instruments with option-like features have not been an element of employee compensation in recent years, we do not have a formal policy with respect to the timing of grants thereof, and we did not grant options, stock appreciation rights or similar instruments with option-like features in 2024.

Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We therefore (i) do not grant, and have not granted, such instruments in anticipation of the release of material nonpublic information, (ii) do not time, and have not timed, the release of material nonpublic information based on grant dates of such instruments or for the purpose of affecting the value of executive compensation and (iii) do not take, and have not taken, material nonpublic information into account when determining the timing and terms of such instruments.
MNPI Disclosure Timed for Compensation Value	false